Cover	3 Months Ended
Mar. 31, 2021
Document Information [Line Items]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	DoubleDown Interactive Co., Ltd.
Entity Central Index Key	0001799567
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	M5
Entity Address, Address Line One	13F, Gangnam Finance Center
Entity Address, Address Line Two	152, Teheran-ro Gangnam-gu
Entity Address, City or Town	Seoul
Entity Address Postal Zip Code	06236